SCHEDULE OF INCOME TAXES BENEFIT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
UNITED STATES
Income (loss) before provision for income taxes	$ (24,207,685)	$ (29,145,901)